Shares	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Shares	Shares
a) Common shares

	Common shares	Treasury shares	Common shares, net of treasury shares
Issued and outstanding at December 31, 2019	27,502,912	(1,725,467)	25,777,445
Issued upon exercise of stock options	109,100	—	109,100
Issued upon conversion of convertible debentures	4,622,916	—	4,622,916
Retired through share purchase program	(1,223,097)	—	(1,223,097)
Purchase of treasury shares	—	(534,834)	(534,834)
Settlement of certain equity classified stock-based compensation	—	415,100	415,100
Issued and outstanding at December 31, 2020	31,011,831	(1,845,201)	29,166,630
Issued upon exercise of stock options	125,000	—	125,000
Retired through share purchase program	(1,113,903)	—	(1,113,903)
Purchase of treasury shares	—	(21,503)	(21,503)
Settlement of certain equity classified stock-based compensation	—	301,891	301,891
Issued and outstanding at December 31, 2021	30,022,928	(1,564,813)	28,458,115
Upon settlement of certain equity classified stock-based compensation during the year ended December 31, 2021, the Company withheld 274,359 shares for $5,134 to satisfy the recipient tax withholding requirements (year ended December 31, 2020 - 372,628 shares for $3,576).
b) Net income per share

Year ended December 31,	2021	2020
Net income	$51,408	$49,208
Interest from convertible debentures (after tax)	4,410	2,370
Diluted net income available to common shareholders	$55,818	$51,578

Weighted-average number of common shares	28,325,489	28,165,130
Weighted-average effect of dilutive securities
Dilutive effect of treasury shares	1,707,718	1,949,717
Dilutive effect of stock options	47,767	90,741
Dilutive effect of 5.00% convertible debentures	2,095,236	2,095,236
Dilutive effect of 5.50% convertible debentures	1,770,747	—
Weighted-average number of diluted common shares	33,946,957	32,300,824

Basic net income per share	$1.81	$1.75
Diluted net income per share	$1.64	$1.60
For the year ended December 31, 2021, all securities were dilutive (year ended December 31, 2020, all securities were dilutive).
On April 9, 2021, the Company commenced a normal course issuer bid ("NCIB") under which a maximum number of 2,000,000 common shares were authorized to be purchased. During the year ended December 31, 2021, the Company purchased and subsequently cancelled 37,000 shares under this NCIB, which resulted in a decrease of common shares of $300 and an increase to additional paid-in capital of $213. This NCIB will be terminated no later than April 8, 2022.
During the year ended December 31, 2021, the Company completed the NCIB commenced on March 12, 2020 upon the purchases and cancellation of 1,076,903 common shares. The purchases resulted in a decrease to common shares of $8,679 and a decrease to additional paid-in capital of $7,327. This completed the NCIB with the maximum number of authorized common shares purchased.
c) Dividends

	Date declared	Per share	Shareholders on record as of	Paid or payable to shareholders	Total paid or payable
Q1 2020	February 18, 2020	$0.04	March 5, 2020	April 3, 2020	$1,023
Q2 2020	May 5, 2020	$0.04	May 29, 2020	July 3, 2020	$1,162
Q3 2020	July 28, 2020	$0.04	August 31, 2020	October 2, 2020	$1,156
Q4 2020	October 27, 2020	$0.04	November 30, 2020	January 8, 2021	$1,040
Q1 2021	February 16, 2021	$0.04	March 4, 2021	April 9, 2021	$1,123
Q2 2021	April 27, 2021	$0.04	May 28, 2021	July 9, 2021	$1,123
Q3 2021	July 27, 2021	$0.04	August 31, 2021	October 8, 2021	$1,137
Q4 2021	October 26, 2021	$0.04	November 30, 2021	January 7, 2022	$1,137